7. Other Investments (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
NMTC [Member]
Equity investment generated tax credits	$ 170,750	$ 170,750
Amortization expense	39,662	136,518
Carrying value of equity investment	785,080	824,742
LimitedPartnership [Member]
Amortization expense	1,175,177	479,346
Carrying Value Limited Partnerships Investment	2,808,551	3,769,898
Tax credits	1,157,541	534,076
CFSG [Member]
Other assets	666,661	516,946
Income	$ 149,715	$ 147,779